LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expense
	Year ended December 31
	2025	2024	2023
Operating lease cost	3,655	3,057	2,348

Schedule of Supplemental Cash Flow Information Related to Leases
	Year ended December 31
	2025	2024	2023
Operating cash flows from operating leases	3,758	3,173	2,530

Schedule of Supplemental Balance Sheet Information Related to Leases
	December 31,
	2025	2024
Operating Leases
Operating lease right-of-use assets	8,274	8,732
Other current liabilities	3,219	2,511
Operating lease liabilities	5,008	5,311
Total operating lease liabilities	8,227	7,822
Weighted Average Remaining Lease Term
Operating leases	2.85 years	3.30 years
Weighted Average Discount Rate
Operating leases	5.42%	5.24%

Schedule of Maturities of Lease Liabilities
Operating Leases
Year Ending December 31,
2026	3,482
2027	3,137
2028	1,227
2029	514
2030 and beyond	418
Total lease payments	8,778
Less imputed interests	(551)
Total	8,227